UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2020

Date of reporting period:  September 30, 2019

Item 1. Reports to Stockholders.

(formerly, the “Aasgard Dividend Growth Small & Mid-Cap Fund”)

Semi-Annual Report

September 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically through the Fund’s website.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held within the fund complex and may apply to all funds held through your financial intermediary.

AASGARD SMALL & MID-CAP FUND
September 30, 2019

Dear Fellow Shareholders:

Results

The Aasgard Small & Mid-Cap Fund (“AADGX” or the “Fund”) ended the semi-annual fiscal period from March 31, 2019, to September 30, 2019, up 3.87% on a net-of-fees basis.  The Fund outperformed the 2.96% return of its benchmark, the S&P MidCap 400® Index (the “Index”).  The market was relatively flat over the period.  In May, the market declined on news of potential tariffs on goods from Mexico. The concern was short-lived as the U.S. and Mexico quickly negotiated a solution.  After the market recovered in July, it sold off again, this time on escalating trade tensions with China.  The U.S. President escalated and brought forward new tariffs on Chinese goods.  In September, negotiations advanced and the market recovered on optimism that a trade deal was forthcoming.

Portfolio Activity

In March, we sold Telephone & Data Systems (TDS) to harvest losses.  The company had fallen over 10% relative to our purchase price.  Meredith Corp. (MDP) was purchased as a replacement in the communications sector.

In May, we made four sales:  WW Grainger, HollyFrontier, Nordstrom, and UGI Corp.  Nordstrom and Grainger were sold to harvest tax losses and mitigate negative momentum in their stock prices.  HollyFrontier was sold due to lack of projected dividend growth.  UGI was sold due to expected revenue declines associated with lower natural gas prices relative to other regulated utilities.  Gildan Activewear, Cabot Oil and Gas, OGE Energy, and Oshkosh were purchased as replacements.

In July, Gorman Rupp was sold as revenue projections continued to decline.  It was replaced by Alaska Air Group.  Alaska Air’s projected revenue and earnings growth have improved based upon a growing route profile and lower fuel costs.  Alaska’s high relative dividend yield also made it a more attractive investment.

In August, we sold Plantronics, Cabot Oil & Gas, and Lancaster Colony.  These positions were sold to harvest tax losses and to mitigate negative momentum.  Plantronics was replaced by Amphenol Corp., a manufacturer of electronic and fiber optic connectors.  Cabot Oil & Gas was replaced by pipeline company Oneok.  Packaged bakery goods company Flowers Foods replaced Lancaster Colony.

Economic Review & Outlook

The global trade conflict initiated by the United States has had a material impact on the global economy and capital markets.  China’s economy has slowed dramatically, leading to slower growth in Europe and greater Asia.  Thus far, China has been reluctant to make the structural changes requested by the U.S., certainly not under threat of escalating tariffs.  China has responded by applying tariffs and outright

AASGARD SMALL & MID-CAP FUND
bans of imports of certain U.S. goods, primarily in the agriculture sector.  The U.S. has not offered a face-saving deal that China would be willing to accept.  The Chinese may be trying to outlast Trump, suffering the short-term consequences in the expectation that Trump will not get reelected if the economy is in or near recession in 2020.  Likewise, Trump is wagering on the fact that the tariffs have hurt China far more than the U.S. and that they cannot suffer long if they want to avoid catastrophic consequences.

It now appears that both parties are giving negotiations another chance.  Even a small deal would improve business sentiment.  As these negotiations have gone back and forth, business capital spending has receded.  If there is a resolution to the trade spat in 2019, we expect the business environment to improve capital spending.

Our focus is on fundamental data, and we are watching the data closely to see what the impact of the escalating trade dispute will be on fundamentals.  So far, the biggest impact has been on business confidence and on the manufacturing sector.  To-date, the trade dispute has not impacted the U.S. consumer (the largest driver of the U.S. economy) or employment data.  While we evaluate a variety of economic data, the Conference Board’s Leading Economic Indicators (“LEIs”) have been a good predictor of recessions historically.  It occasionally produces false positives, but historically the U.S. has not had a recession without the LEIs turning negative.  At this time, the LEIs are moderately positive.

Looking forward, we expect continued, albeit tepid, economic growth.  The trade tariffs applied to and reciprocated by China have combined to reduce U.S. Gross Domestic Product by approximately 0.5% to 1% over past year.  While this does not put us in recession, it does put us back to the growth rates we commonly saw post-financial crisis.  The Federal Reserve has begun cutting interest rates.  It is widely expected to cut rates three times this year, bringing the Fed Funds rate to approximately 1.75%.  This stimulus will likely lead the stock market higher for a time.  If we can get resolution to our trade issues, we would expect economic growth to continue well into 2020.  We are carefully watching the Leading Economic Indicators for further evidence of economic distress:  primarily labor statistics of unemployment claims and labor hours worked.  If they go negative and signal a recession, we will begin taking a more defensive stance with the portfolio.  Reducing exposure to high P/E names and seeking out greater dividend income.

Sincerely,

James Walsh, CFA
Portfolio Manager

AASGARD SMALL & MID-CAP FUND
Past performance is no guarantee of future results.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Current and future holdings are subject to risk.  Please see the Schedule of Investments in this report for complete Fund holdings.

The information provided herein represents the opinion of Coldstream Wealth Management and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Forward price to earnings (forward P/E) is a measure of the price-to-earnings (P/E) ratio using forecasted earnings for the P/E calculation.

The dividend yield is the ratio of a company’s annual dividend compared to its share price.

The S&P MidCap 400® Index provides investors with a benchmark for mid-sized companies.  The index, which is distinct from the large-cap S&P 500®, measures the performance of mid-sized companies, reflecting the distinctive risk and return characteristics of this market segment.

You cannot directly invest in an index.

Earnings growth is not a measure of the Fund’s future performance.

Mutual Fund investing involves risk, loss of principal is possible.  Losing all or a portion of your investment is a risk of investing in the Fund.  Investments in small- and mid-cap companies involve additional risk such as limited liquidity and greater volatility than larger companies.  Investments in REITs will be subject to the risks associated with the direct ownership of real estate and annual compliance with tax rules applicable to REITs.

The information contained in this report is authorized for use when preceded or accompanied by a prospectus.

The Fund is distributed by Quasar Distributors, LLC.

AASGARD SMALL & MID-CAP FUND
EXPENSE EXAMPLE at September 30, 2019 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. The Aasgard Small & Mid-Cap Fund is a no-load mutual fund and has no shareholder transaction expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/19 – 9/30/19).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Effective July 29, 2019, actual net expenses are limited to 1.00% of the Fund’s average daily net assets per the operating expenses limitation agreement. Prior to July 29, 2019, actual net expenses were limited to 1.25%. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in the first line of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they may charge transactional costs, such as sales charges (loads), redemption fees, or exchange fees.

AASGARD SMALL & MID-CAP FUND
EXPENSE EXAMPLE at September 30, 2019 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	4/1/19	9/30/19	4/1/19 – 9/30/19
Actual	$1,000.00	$1,038.70	$5.91
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.20	$5.86

*
Expenses are equal to the Fund’s annualized expense ratio of 1.16%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year)/366 days to reflect the one-half year expense.

AASGARD SMALL & MID-CAP FUND
INDUSTRY ALLOCATION OF PORTFOLIO ASSETS at September 30, 2019 (Unaudited)

1.2%
5.3%
1.6%
2.2%
8.7%
5.7%
12.1%
3.6%
5.5%
2.4%
4.1%
2.5%
13.7%
6.9%
3.9%
1.9%
6.6%
6.4%
3.8%
1.9%

- Administrative Support, Waste Management – 5.3%
- Apparel Manufacturing – 1.6%
- Chemical Manufacturing – 2.2%
- Computer and Electronic Product Manufacturing – 12.1%
- Construction – 2.4%
- Finance and Insurance – 13.7%
- Food Manufacturing – 3.9%
- Health Care and Social Assistance – 6.4%
- Information – 1.9%
- Machinery Manufacturing – 3.8%
- Miscellaneous Manufacturing – 6.6%
- Paper Manufacturing – 1.9%
- Professional, Scientific, and Technical Services – 6.9%
- Real Estate and Rental and Leasing – 2.5%
- Retail Trade – 4.1%
- Transportation and Warehousing – 5.5%
- Transportation Equipment Manufacturing – 3.6%
- Utilities – 5.7%
- REITS – 8.7%
- Money Market Fund – 1.2%

Percentages represent market value as a percentage of total investments.

AASGARD SMALL & MID-CAP FUND
SCHEDULE OF INVESTMENTS at September 30, 2019 (Unaudited)

Shares	COMMON STOCKS – 90.35%	Value
	Administrative and Support Services – 5.28%
4,410	FactSet Research Systems, Inc.	$1,071,498
17,750	Robert Half International, Inc.	987,965
26,670	Rollins, Inc.	908,647
		2,968,110
	Air Transportation – 1.82%
15,800	Alaska Air Group, Inc.	1,025,578

	Ambulatory Health Care Services – 4.41%
11,400	Quest Diagnostics, Inc.	1,220,142
9,625	U.S. Physical Therapy, Inc.	1,256,544
		2,476,686
	Apparel Manufacturing – 1.61%
25,420	Gildan Activewear, Inc. (a)	902,410

	Chemical Manufacturing – 2.24%
18,275	RPM International, Inc.	1,257,503

	Computer and Electronic
	Product Manufacturing – 12.12%
10,740	Amphenol Corp.	1,036,410
20,625	FLIR Systems, Inc.	1,084,669
15,520	Garmin Ltd.	1,314,389
19,625	Maxim Integrated Products, Inc.	1,136,484
12,430	Microchip Technology, Inc.	1,154,871
11,305	Xilinx, Inc.	1,084,149
		6,810,972
	Construction of Buildings – 2.40%
36,870	PulteGroup, Inc.	1,347,598

	Credit Intermediation and Related Activities – 7.45%
18,075	Commerce Bancshares, Inc.	1,096,249
14,170	Prosperity Bancshares, Inc.	1,000,827
15,560	UMB Financial Corp.	1,004,865
28,600	United Bankshares, Inc.	1,083,082
		4,185,023
	Food Manufacturing – 3.90%
41,025	Flowers Foods, Inc.	948,908
6,480	J&J Snack Foods Corp.	1,244,160
		2,193,068

The accompanying notes are an integral part of these financial statements.

AASGARD SMALL & MID-CAP FUND
SCHEDULE OF INVESTMENTS at September 30, 2019 (Unaudited), Continued

Shares	COMMON STOCKS – 90.35%, Continued	Value
	Furniture and Home Furnishings Stores – 2.27%
18,760	Williams-Sonoma, Inc.	$1,275,305

	Insurance Carriers and Related Activities – 4.02%
48,020	Old Republic International Corp.	1,131,832
7,065	Reinsurance Group of America, Inc.	1,129,552
		2,261,384
	Machinery Manufacturing – 3.86%
6,980	IDEX Corp.	1,143,882
4,210	Lennox International, Inc.	1,022,904
		2,166,786
	Miscellaneous Manufacturing – 6.61%
11,265	Hill-Rom Holdings, Inc.	1,185,416
9,885	ResMed, Inc.	1,335,562
8,260	STERIS plc	1,193,488
		3,714,466
	Motion Picture and Video Industries – 1.88%
27,330	Cinemark Holdings, Inc.	1,056,031

	Motor Vehicle and Parts Dealers – 1.85%
11,505	Tractor Supply Co.	1,040,512

	Nursing and Residential Care Facilities – 1.96%
13,495	National HealthCare Corp.	1,104,566

	Paper Manufacturing – 1.91%
18,430	Sonoco Products Co.	1,072,810

	Pipeline Transportation – 1.71%
23,946	Targa Resources Corp.	961,911

	Professional, Scientific, and Technical Services – 6.90%
10,045	Broadridge Financial Solutions, Inc.	1,249,899
11,590	CDW Corp.	1,428,352
8,225	Jack Henry & Associates, Inc.	1,200,603
		3,878,854
	Rental and Leasing Services – 2.53%
20,415	McGrath RentCorp	1,420,680

	Securities, Commodity Contracts, and Other
	Financial Investments and Related Activities – 2.29%
3,925	MarketAxess Holdings, Inc.	1,285,437

The accompanying notes are an integral part of these financial statements.

AASGARD SMALL & MID-CAP FUND
SCHEDULE OF INVESTMENTS at September 30, 2019 (Unaudited), Continued

Shares	COMMON STOCKS – 90.35%, Continued	Value
	Support Activities for Transportation – 1.98%
14,965	Expeditors International of Washington, Inc.	$1,111,750

	Transportation Equipment Manufacturing – 3.64%
12,380	Oshkosh Corp.	938,404
12,605	Polaris Industries, Inc.	1,109,366
		2,047,770
	Utilities – 5.71%
10,445	Atmos Energy Corp.	1,189,581
22,680	OGE Energy Corp.	1,029,218
13,465	ONEOK, Inc.	992,236
		3,211,035
	TOTAL COMMON STOCKS (Cost $41,919,470)	50,776,245

	REITS – 8.73%
10,935	Camden Property Trust	1,213,894
14,910	EPR Properties	1,145,982
11,485	Extra Space Storage, Inc.	1,341,678
61,721	Medical Properties Trust, Inc.	1,207,263
	TOTAL REITS (Cost $3,623,690)	4,908,817

	MONEY MARKET FUND – 1.17%
656,390	Fidelity Investments Money Market Funds –
	Government Portfolio – Class I, 1.86% (b)	656,390
	TOTAL MONEY MARKET FUND (Cost $656,390)	656,390
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $46,199,550) – 100.25%	56,341,452
	Liabilities in Excess of Other Assets – (0.25)%	(139,462)
	NET ASSETS – 100.00%	$56,201,990

REIT –	Real Estate Investment Trust
(a)	U.S. traded security of a foreign issuer.
(b)	Rate shown is the 7-day annualized yield as of September 30, 2019.

The accompanying notes are an integral part of these financial statements.

AASGARD SMALL & MID-CAP FUND
STATEMENT OF ASSETS AND LIABILITIES at September 30, 2019 (Unaudited)

ASSETS
Investments in securities, at value
(identified cost $46,199,550)	$56,341,452
Receivables:
Fund shares sold	82,000
Dividends and interest	76,349
Dividend tax reclaim	341
Prepaid expenses	15,396
Total assets	56,515,538

LIABILITIES
Payables:
Investments purchased	199,818
Fund shares redeemed	52,015
Advisory fees	27,653
Administration and fund accounting fees	12,422
Audit fees	10,242
Transfer agent fees and expenses	4,574
Chief Compliance Officer fee	1,727
Legal fees	1,411
Shareholder reporting	1,352
Custody fees	864
Trustee fees and expenses	831
Accrued other expenses	639
Total liabilities	313,548

NET ASSETS	$56,201,990

CALCULATION OF NET ASSET VALUE PER SHARE
Net assets applicable to shares outstanding	$56,201,990
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	4,244,497
Net asset value, offering and redemption price per share	$13.24

COMPOSITION OF NET ASSETS
Paid-in capital	$48,070,451
Total distributable earnings	8,131,539
Net assets	$56,201,990

The accompanying notes are an integral part of these financial statements.

AASGARD SMALL & MID-CAP FUND
STATEMENT OF OPERATIONS For the Six Months Ended September 30, 2019 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld of $511)	$643,359
Interest	1,979
Total income	645,338

Expenses
Advisory fees (Note 4)	237,596
Administration and fund accounting fees (Note 4)	37,147
Transfer agent fees and expenses (Note 4)	15,253
Registration fees	11,959
Audit fees	10,242
Trustee fees and expenses	7,671
Chief Compliance Officer fee (Note 4)	6,477
Custody fees (Note 4)	6,444
Legal fees	5,496
Reports to shareholders	3,807
Miscellaneous expenses	2,953
Insurance expense	1,112
Interest expense (Note 6)	196
Total expenses	346,353
Less: advisory fee waiver (Note 4)	(21,278)
Net expenses	325,075
Net investment income	320,263

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized loss on investments	(1,445,920)
Net change in unrealized appreciation on investments	3,253,957
Net realized and unrealized gain on investments	1,808,037
Net Increase in Net Assets Resulting from Operations	$2,128,300

The accompanying notes are an integral part of these financial statements.

AASGARD SMALL & MID-CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2019	Year Ended
	(Unaudited)	March 31, 2019
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$320,263	$466,881
Net realized loss on investments	(1,445,920)	(226,021)
Net change in unrealized
appreciation on investments	3,253,957	1,582,537
Net increase in net assets
resulting from operations	2,128,300	1,823,397

DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions
to shareholders	(321,542)	(1,619,183)
Total distributions to shareholders	(321,542)	(1,619,183)

CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets
derived from net change in
outstanding shares (a)	(650,447)	17,457,522
Total increase in net assets	1,156,311	17,661,736

NET ASSETS
Beginning of period	55,045,679	37,383,943
End of period	$56,201,990	$55,045,679

(a)	A summary of share transactions is as follows:

	Six Months Ended
	September 30, 2019		Year Ended
	(Unaudited)		March 31, 2019
Shares sold	192,492	$2,519,203	1,528,261	$19,876,660
Shares issued
on reinvestments
of distributions	24,321	321,542	136,293	1,619,183
Shares redeemed	(265,703)	(3,491,192)	(322,940)	(4,038,321)
Net increase/(decrease)	(48,890)	$(650,447)	1,341,614	$17,457,522

The accompanying notes are an integral part of these financial statements.

AASGARD SMALL & MID-CAP FUND
FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

	For the Six
	Months Ended
	September 30,		Year Ended	Year Ended	Year Ended
	2019		March 31,	March 31,	March 31,
	(Unaudited)		2019	2018	2017 *
Net asset value,
beginning of period	$12.82		$12.66	$11.67	$10.00

Income from
investment operations:
Net investment income	0.06		0.12	0.14	0.20
Net realized and unrealized
gain on investments	0.44		0.44	1.32	1.66
Total from
investment operations	0.50		0.56	1.46	1.86

Less distributions:
From net investment income	(0.08)		(0.12)	(0.14)	(0.19)
From net realized gain
on investments	—		(0.28)	(0.33)	—
Total distributions	(0.08)		(0.40)	(0.47)	(0.19)

Net asset value, end of period	$13.24		$12.82	$12.66	$11.67

Total return	3.87	%‡	4.69%	12.54%	18.79%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$56,202		$55,046	$37,384	$29,354

Ratio of expenses to average net assets:
Before advisory fee waiver
and expense recoupment	1.24	%†	1.24%	1.42%	1.54%
After advisory fee waiver
and expense recoupment	1.16	%†	1.25%	1.25%	1.25%
Ratio of net investment income
to average net assets:
Before advisory fee waiver
and expense recoupment	1.07	%†	0.95%	0.93%	1.67%
After advisory fee waiver and
expense recoupment	1.15	%†	0.94%	1.10%	1.96%
Portfolio turnover rate	14.47	%‡	63.38%	53.19%	41.73%

*	Commencement of operations on April 1, 2016.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

AASGARD SMALL & MID-CAP FUND
NOTES TO FINANCIAL STATEMENTS at September 30, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

The Aasgard Small & Mid-Cap Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.  The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The investment objective of the Fund is to seek a combination of dividend income and capital appreciation, with a secondary focus on lower than market volatility. The Fund commenced operations on April 1, 2016.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years of 2017-2019, or expected to be taken in the Fund’s 2020 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a first-in, first-out basis.  Interest income is recorded on an accrual basis. Dividend income, income and capital gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date.

AASGARD SMALL & MID-CAP FUND
NOTES TO FINANCIAL STATEMENTS at September 30, 2019 (Unaudited), Continued

The Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Fund distributes substantially all net investment income, if any, quarterly and net realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
REITs: The Fund may invest in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

G.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of September 30, 2019, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Refer to Note 10 for more information about subsequent events.

AASGARD SMALL & MID-CAP FUND
NOTES TO FINANCIAL STATEMENTS at September 30, 2019 (Unaudited), Continued

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities: The Fund’s investments are carried at fair value. Equity securities, including common stocks, real estate investment trusts, and closed-end funds, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be

AASGARD SMALL & MID-CAP FUND
NOTES TO FINANCIAL STATEMENTS at September 30, 2019 (Unaudited), Continued

valued at the most recent sales price.  Investments in open-end funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Fund’s administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”). The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

AASGARD SMALL & MID-CAP FUND
NOTES TO FINANCIAL STATEMENTS at September 30, 2019 (Unaudited), Continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2019:

Common Stocks	Level 1	Level 2	Level 3	Total
Administrative Support,
Waste Management	$2,968,110	$—	$—	$2,968,110
Construction	1,347,598	—	—	1,347,598
Finance and Insurance	7,731,844	—	—	7,731,844
Health Care and Social Assistance	3,581,252	—	—	3,581,252
Information	1,056,031	—	—	1,056,031
Manufacturing	20,165,785	—	—	20,165,785
Professional, Scientific,
and Technical Services	3,878,854	—	—	3,878,854
Real Estate and Rental and Leasing	1,420,680	—	—	1,420,680
Retail Trade	2,315,817	—	—	2,315,817
Transportation and Warehousing	3,099,239	—	—	3,099,239
Utilities	3,211,035	—	—	3,211,035
Total Common Stocks	50,776,245	—	—	50,776,245
REITs	4,908,817	—	—	4,908,817
Money Market Fund	656,390	—	—	656,390
Total Investments in Securities	$56,341,452	$—	$—	$56,341,452

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at September 30, 2019, the end of the reporting period. There were no transfers between levels during the six months ended September 30, 2019.

In August 2018, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and disclosures.

AASGARD SMALL & MID-CAP FUND
NOTES TO FINANCIAL STATEMENTS at September 30, 2019 (Unaudited), Continued

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has an investment advisory agreement with Coldstream Capital Management, Inc. (the “Advisor”) pursuant to which the Advisor is responsible for providing investment management services to the Fund.  The Advisor furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly.  The Fund pays fees calculated at an annual rate of 0.85% based upon the average daily net assets of the Fund.  For the six months ended September 30, 2019, the advisory fees incurred by the Fund are disclosed in the statement of operations.

The Fund is responsible for its own operating expenses. Effective July 29, 2019, the Advisor has contractually agreed to waive a portion or all of its management fees and pay Fund expenses in order to ensure that the total annual operating expenses (excluding acquired fund fees and expenses, taxes, interest expense and extraordinary expenses) do not exceed 1.00% of the Fund’s average daily net assets.  Prior to July 29, 2019, the Fund’s total annual operating expenses were limited to 1.25% of average daily net assets. The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended September 30, 2019, the Advisor reduced its fees and absorbed Fund expenses in the amount of $21,278. The Expense limitation will remain in effect through at least July 28, 2020, and may be terminated only by the Trust’s Board of Trustees. The Advisor may recapture portions of the amounts shown below no later than the corresponding dates:

Expiration	Amount
March 2020	$62,336
March 2021	56,366
March 2023	21,278
$139,980

Fund Services serves as the Fund’s administrator, fund accountant and transfer agent. In those capacities Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings,

AASGARD SMALL & MID-CAP FUND
NOTES TO FINANCIAL STATEMENTS at September 30, 2019 (Unaudited), Continued

coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund to Fund Services for these services for the six months ended September 30, 2019 are disclosed in the statements of operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund.  Both the Distributor and Custodian are affiliates of Fund Services. Fees paid by the Fund to U.S. Bank N.A. for custody services for the six months ended September 30, 2019 are disclosed in the statements of operations.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended September 30, 2019, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were $8,032,079 and $8,589,572, respectively.

NOTE 6 – LINE OF CREDIT

The Fund has an unsecured line of credit in the amount of $3,000,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  During the six months ended September 30, 2019, the Fund drew on its line of credit. The Fund had an outstanding average daily balance of $21,333, paid a weighted average interest rate of 5.43% and incurred interest expense of $196. The maximum borrowing by the Fund during the six months ended September 30, 2019 was $101,000, which occurred on August 8, 2019. At September 30, 2019, the Fund had no outstanding loan amounts.

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The distributions paid by the Fund during the six months ended September 30, 2019 and the year ended March 31, 2019, were characterized as follows:

	September 30, 2019	March 31, 2019
Ordinary income	$321,542	$474,589
Long-term capital gains	$—	$1,144,594

AASGARD SMALL & MID-CAP FUND
NOTES TO FINANCIAL STATEMENTS at September 30, 2019 (Unaudited), Continued

As of March 31, 2019, the most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$48,100,764
Gross tax unrealized appreciation	7,572,846
Gross tax unrealized depreciation	(684,901)
Net tax unrealized appreciation (a)	6,887,945
Undistributed ordinary income	9,273
Undistributed long-term capital gain	—
Total distributable earnings	9,273
Other accumulated gains/(losses)	(572,437)
Total accumulated earnings/(losses)	$6,324,781

(a)	The difference between book-basis and tax-basis unrealized net appreciation is attributed to adjustments related to REITs.

At March 31, 2019, the Fund had short-term capital loss carryforwards of $572,437. The capital losses can be carried forward indefinitely to offset future gains.

NOTE 8 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•
Small- and Medium-Sized Companies Risk – Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
Investment Style Risk – The Fund’s investments in dividend-paying common stocks may cause the Fund to underperform funds that do not limit their investments to dividend-paying common stocks during periods when dividend-paying stocks underperform other types of stocks. In addition, if stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be affected.

AASGARD SMALL & MID-CAP FUND
NOTES TO FINANCIAL STATEMENTS at September 30, 2019 (Unaudited), Continued

•	Growth Stock Risk – Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.

•
Market and Regulatory Risk – Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•
Real Estate Investment Trust (REIT) Risk – Investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs have their own expenses, and the Fund will bear a proportionate share of those expenses. In addition, the value of an individual REIT’s securities can decline if the REIT fails to continue qualifying for special tax treatment.

NOTE 9 – NAME CHANGE

Effective July 29, 2019, the Aasgard Dividend Growth Small & Mid-Cap Fund changed its name to the Aasgard Small & Mid-Cap Fund.

NOTE 10 – SUBSEQUENT EVENTS

Effective October 1, 2019, the Board approved Sullivan & Worcester LLP as the Trust’s new counsel and independent counsel to the independent trustees.  On November 25, 2019, U.S. Bancorp, the parent company of Quasar Distributors, LLC, the Fund’s distributor, announced that it had signed a purchase agreement to sell Quasar to Foreside Financial Group, LLC such that Quasar will become a wholly-owned broker-dealer subsidiary of Foreside.  The transaction is expected to close by the end of March 2020.  Quasar will remain the Fund’s distributor at the close of the transaction, subject to Board approval.

AASGARD SMALL & MID-CAP FUND
NOTICE TO SHAREHOLDERS at September 30, 2019 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (877) 476-1909 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 476-1909.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. Information included in the Fund’s Form N-Q is also available by calling (877) 476-1909.

AASGARD SMALL & MID-CAP FUND
HOUSEHOLDING

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (877) 476-1909 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Advisor
Coldstream Capital Management, Inc.
One – 100th Avenue NE, Suite 102
Bellevue, Washington  98004

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street,  Suite 2900
Philadelphia, Pennsylvania  19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, New York  10019

Custodian
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202
(877) 476-1909

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin  53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call (877) 476-1909. Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer
Date   12/6/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date   12/6/19

By (Signature and Title)*   /s/ Cheryl L. King
Cheryl L. King, Vice President/Treasurer/Principal
Financial Officer
Date   12/6/19

* Print the name and title of each signing officer under his or her signature.